Notes Payable and Other Obligations - Schedule of Notes Payable and Other Obligations (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	Jun. 28, 2025	Dec. 28, 2024	Dec. 30, 2023
Schedule of Notes Payable and Other Obligations [Line Items]
Senior credit facility		$ 5,213	$ 4,408
Uncollateralized promissory notes		5,213	4,408
Finance leases	$ 5,572	5,213
Other obligations		5,213	4,408
Debt issuance costs, net of amortization	(803)	(1,173)	(1,914)
Total notes payable and other obligations	217,980	252,803	214,735
Current portion of notes payable and other obligations	9,304	11,195	9,267
Notes payable and other obligations, less current portion	208,676	241,608	205,468
Senior Credit Facility [Member]
Schedule of Notes Payable and Other Obligations [Line Items]
Senior credit facility	200,250	232,750	195,750
Uncollateralized promissory notes	200,250	232,750	195,750
Other obligations	200,250	232,750	195,750
Uncollateralized Promissory Note [Member]
Schedule of Notes Payable and Other Obligations [Line Items]
Senior credit facility	12,472	13,199	15,303
Uncollateralized promissory notes	12,472	13,199	15,303
Other obligations	12,472	13,199	15,303
Stock Payable [Member]
Schedule of Notes Payable and Other Obligations [Line Items]
Senior credit facility	489	2,814	1,188
Uncollateralized promissory notes	489	2,814	1,188
Other obligations	$ 489	$ 2,814	$ 1,188